OPERATING DATA - Schedule of Cost of Sales (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Materials	$ 46,842	$ 42,813	$ 34,276
Labor costs	9,206	8,842	7,572
Logistic expenses	4,974	4,161	3,760
Depreciation and amortization	2,799	2,768	2,721
Gain on bargain purchase	(209)	0	0
Impairment	994	206	205
Other	2,419	2,086	1,894
Total	$ 67,025	$ 60,876	50,428
Gain relating to changes in post-employment benefit plans			$ 832